Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands			12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 1.80	$ 0.10	$ 1.80	$ 0.10	$ 0.61
Share Price	1.80	3.38	$ 1.80	$ 3.38	$ 1.30
Risk-free interest rate			1.66%	2.74%	2.31%
Expected term (in years)			7 years
Expected volatility			44.00%		51.00%
Expected forfeiture rate (post-vesting)			6.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	7.09	6.74	$ 7.09	$ 6.74	$ 2.55
Share Price	$ 7.09	$ 6.74	$ 7.09	$ 6.74	$ 2.55
Risk-free interest rate			2.54%	3.15%	2.40%
Expected term (in years)			10 years	10 years	10 years
Expected volatility			52.00%	51.00%	52.00%
Expected forfeiture rate (post-vesting)			8.00%		5.00%
Nio Incentive Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥						¥ 89,896	¥ 117,367
Weighted-average period for unrecognized expenses expected to be recognized			0 years	9 months
Nio Incentive Plan [Member] | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥							¥ 345,072
Unrecognized compensation, service period met | ¥						¥ 269,425
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 1 day	3 years 7 days	8 months 12 days	1 year 8 months 12 days
Options | Nio Incentive Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for unrecognized expenses expected to be recognized			2 years 9 months 10 days	2 years 8 months 1 day
Options | Nio Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 7.09	$ 6.74	$ 7.09	$ 6.74	$ 0.10
Share Price	$ 7.09	$ 6.74	$ 7.09	$ 6.74	$ 3.38
Risk-free interest rate			2.54%	3.15%	2.74%
Expected term (in years)			10 years		7 years
Expected volatility			52.00%	51.00%	47.00%
Expected forfeiture rate (post-vesting)			8.00%		5.00%
Options | Nio Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%	0.00%	0.00%
Expected forfeiture rate (post-vesting)				8.00%